UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04443
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
March 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Limited Maturity Municipal Income Funds Semiannual Report September 30, 2011

AMT-Free • National

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2011
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Performance and Fund Profile

AMT-Free	2
National	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund
September 30, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EXFLX	ELFLX	EZFLX	EILMX
Inception Date	6/27/96	5/29/92	12/8/93	8/3/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	6.02	5.62	5.54	6.10
One Year	1.68	0.82	0.82	1.83
Five Years	3.37	2.60	2.58	N.A.
Ten Years	3.71	2.94	2.93	N.A.
Since Inception	4.14	3.64	3.15	3.31

% SEC Average Annual Total Returns with maximum sales charge

Six Months	3.67	2.62	4.54	6.10
One Year	-0.63	-2.12	-0.17	1.83
Five Years	2.90	2.60	2.58	N.A.
Ten Years	3.47	2.94	2.93	N.A.
Since Inception	3.99	3.64	3.15	3.31

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.87	1.61	1.62	0.72

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	3.28	2.52	2.52	3.43
Taxable-Equivalent Distribution Rate	5.05	3.88	3.88	5.28
SEC 30-day Yield	1.81	1.11	1.11	2.00
Taxable-Equivalent SEC 30-day Yield	2.78	1.71	1.71	3.08

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Barclays Capital 7 Year Municipal Bond Index	6.58	4.65	5.95	5.25
Lipper Intermediate Municipal Debt Funds Average	5.71	3.15	4.22	4.04

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EXNAX	ELNAX	EZNAX	EINAX
Inception Date	6/27/96	5/22/92	12/8/93	10/1/09

% Average Annual Total Returns at NAV

Six Months	5.32	4.82	4.83	5.30
One Year	2.17	1.31	1.31	2.33
Five Years	3.24	2.46	2.48	N.A.
Ten Years	4.19	3.41	3.40	N.A.
Since Inception	4.54	3.98	3.43	3.43

% SEC Average Annual Total Returns with maximum sales charge

Six Months	3.00	1.82	3.83	5.30
One Year	-0.17	-1.64	0.32	2.33
Five Years	2.77	2.46	2.48	N.A.
Ten Years	3.95	3.41	3.40	N.A.
Since Inception	4.38	3.98	3.43	3.43

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.70	1.45	1.45	0.55

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	3.65	2.89	2.89	3.80
Taxable-Equivalent Distribution Rate	5.62	4.45	4.45	5.85
SEC 30-day Yield	2.28	1.58	1.59	2.48
Taxable-Equivalent SEC 30-day Yield	3.51	2.43	2.45	3.82

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Barclays Capital 7 Year Municipal Bond Index	6.58	4.65	5.95	5.25
Lipper Intermediate Municipal Debt Funds Average	5.71	3.15	4.22	4.04

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance
Limited Maturity Municipal Income Funds
September 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest federal income tax rate (35%). A lower tax rate would result in lower tax-equivalent performance. Actual tax rate will vary depending on your income, exemptions and deductions. Rate does not include state and local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

4.	Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

5.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.
Fund profile subject to change due to active management.

4

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,060.20	$4.58	0.89%
Class B	$1,000.00	$1,056.20	$8.48	1.65%
Class C	$1,000.00	$1,055.40	$8.43	1.64%
Class I	$1,000.00	$1,061.00	$3.81	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.50	0.89%
Class B	$1,000.00	$1,016.80	$8.32	1.65%
Class C	$1,000.00	$1,016.80	$8.27	1.64%
Class I	$1,000.00	$1,021.30	$3.74	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

5

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Fund Expenses — continued

Eaton Vance National Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,053.20	$3.54	0.69%
Class B	$1,000.00	$1,048.20	$7.37	1.44%
Class C	$1,000.00	$1,048.30	$7.37	1.44%
Class I	$1,000.00	$1,053.00	$2.77	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.49	0.69%
Class B	$1,000.00	$1,017.80	$7.26	1.44%
Class C	$1,000.00	$1,017.80	$7.26	1.44%
Class I	$1,000.00	$1,022.30	$2.73	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

6

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.1%

Idaho Board Bank Authority, 5.00%, 9/15/22	$1,000	$1,154,540
Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	750	901,155

		$2,055,695

Education — 8.3%

Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$500	$580,365
Indiana University, IN, 5.00%, 8/1/20	155	182,240
Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,000	1,225,240
New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,000	1,029,020
Purdue University, IN, 5.00%, 7/1/21	150	177,237
University of Houston, TX, 5.00%, 2/15/21	1,000	1,158,930
University of Pittsburgh, PA, 5.25%, 9/15/23	1,000	1,185,120

		$5,538,152

Electric Utilities — 9.1%

California Department of Water Resource Power Supply, 5.00%, 5/1/22	$670	$761,616
Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,000	1,013,930
Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,000	1,094,990
Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	500	550,980
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	800	921,408
Puerto Rico Electric Power Authority, 5.00%, 7/1/23	500	518,540
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,000	1,214,120

		$6,075,584

General Obligations — 9.4%

Laguna Beach, CA, Unified School District, (Election of 2001), 5.00%, 8/1/22	$500	$594,955
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/28	1,500	1,681,365
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	2,000	1,767,260
Virginia, 5.00%, 6/1/28	1,500	1,703,565
Wilmington, DE, 5.00%, 12/1/25	500	575,600

		$6,322,745

Hospital — 10.4%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$825	$882,989
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,000	1,168,200
Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,000	1,102,750
Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,000	1,079,240
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	312,628
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,365	1,513,608
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	500	474,280
Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	200	222,684
Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	175	195,946

		$6,952,325

Insured – Education — 4.5%

New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,000	$1,249,680
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,000	671,200
Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,000	1,130,220

		$3,051,100

Insured – Electric Utilities — 3.1%

Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,000	$1,127,490
South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	850	969,918

		$2,097,408

See Notes to Financial Statements.
7

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded — 1.8%

Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	$1,000	$1,202,520

		$1,202,520

Insured – General Obligations — 4.4%

Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,000	$1,277,850
New York, NY, (AGM), 5.00%, 4/1/22	500	555,330
Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,000	1,148,480

		$2,981,660

Insured – Special Tax Revenue — 4.5%

Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,000	$1,144,070
Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	700	804,426
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,000	1,067,800

		$3,016,296

Insured – Transportation — 2.4%

Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,000	$1,151,930
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	420	488,326

		$1,640,256

Insured – Water and Sewer — 3.9%

Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,000	$1,140,930
Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,000	1,138,450
Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	250	307,042

		$2,586,422

Lease Revenue / Certificates of Participation — 0.9%

Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	$530	$635,968

		$635,968

Nursing Home — 0.1%

Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$55	$55,029

		$55,029

Other Revenue — 3.5%

Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$890	$681,963
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/19	500	589,320
New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,104,600

		$2,375,883

Senior Living / Life Care — 0.9%

Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$275	$283,244
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 1.838%, 1/1/42(1)	590	294,062

		$577,306

Special Tax Revenue — 5.5%

California Economic Recovery, 5.00%, 7/1/18	$500	$589,660
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	70	72,444
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	65	63,159
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	155	152,319
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	20	19,612
Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	500	503,365
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	25	15,094
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	60	22,828
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	40	33,277
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	45	19,070
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	35	0

See Notes to Financial Statements.
8

Eaton Vance
AMT-Free Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	$235	$235,031
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	140	132,462
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	100	94,307
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,365	1,654,762
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(3)	20	5,802
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 12/31/49(3)	105	73,553

		$3,686,745

Student Loan — 4.1%

Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,000	$1,072,780
New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	1,500	1,656,795

		$2,729,575

Transportation — 13.3%

Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,000	$1,153,330
Maryland Transportation Authority, 5.00%, 7/1/20	1,000	1,187,170
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	577,145
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,250	1,415,625
Ohio Major New State Infrastructure Project Revenue, 5.75%, 6/15/19	1,000	1,212,330
Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,000	1,123,660
Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,000	1,121,890
Texas Transportation Commission, State Highway Fund, First Tier, 5.00%, 4/1/21	1,000	1,165,690

		$8,956,840

Water and Sewer — 4.4%

Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$750	$894,127
Fairfax County, VA, Water Revenue, 5.25%, 4/1/23(4)	1,000	1,264,620
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	670	767,445

		$2,926,192

Total Tax-Exempt Investments — 97.6%
(identified cost $59,577,434)		$65,463,701

Other Assets, Less Liabilities — 2.4%		$1,624,663

Net Assets — 100.0%		$67,088,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.1%
Others, representing less than 10% individually	86.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.7% of total investments.

(1)	Security is in default and making only partial interest payments.

(2)	Defaulted bond.

(3)	Defaulted matured bond.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.
9

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 3.4%

Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$210	$179,164
Idaho Board Bank Authority, 5.00%, 9/15/21	1,120	1,307,219
Kansas Development Finance Authority, (Revolving Funds - Department of Health and Environment), 5.00%, 3/1/22	9,215	11,017,546
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,678,300
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	2,000	2,399,640
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,595	1,678,961
Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	950	998,402
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	280	348,687
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,119,804
Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	300	267,174

		$23,994,897

Cogeneration — 0.1%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$475	$468,369
Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	570	570,433

		$1,038,802

Education — 3.5%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$500	$539,580
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	532,720
Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,000	2,150,080
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	250	99,950
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	385	394,910
Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	3,073,128
New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	1,000	1,208,950
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	1,600	1,923,584
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,750	3,306,545
Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	500	537,330
Ohio State University General Receipts, 5.00%, 12/1/23	250	282,045
Rutgers State University, Series F, 5.00%, 5/1/23	1,000	1,145,870
University of California, 5.00%, 5/15/21	500	570,170
University of Illinois, 0.00%, 4/1/15	1,700	1,550,519
University of Illinois, 0.00%, 4/1/16	1,000	875,800
University of Texas, 5.25%, 7/1/26	5,245	6,554,047

		$24,745,228

Electric Utilities — 8.3%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,732,697
California Department of Water Resource Power Supply, 5.00%, 5/1/22	6,705	7,621,842
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,228,600
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,200	3,685,632
Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,000	3,464,640
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,365,580
Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,500	3,796,135
Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,500	3,967,355
New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,500	2,691,875
New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,000	3,059,340
New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	420	426,019
Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	700	784,798
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	500	524,450

See Notes to Financial Statements.
10

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Electric Utilities (continued)

Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	$6,500	$6,752,265
Sam Rayburn Municipal Power Agency, TX, Power Supply System, 6.00%, 10/1/16	1,250	1,291,237
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,500	8,545,730
Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,500	2,562,275

		$58,500,470

Escrowed / Prerefunded — 2.5%

California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$250	$259,682
California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	330	359,548
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	65	78,427
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,000	3,539,370
Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,000	2,144,660
New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	350	402,661
New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,235	1,279,423
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,380,763
Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	430	456,458
Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,000	2,127,840
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,000	5,690,550

		$17,719,382

General Obligations — 9.4%

Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,000	$1,182,760
Franklin County, OH, 5.00%, 12/1/12	395	416,717
Franklin, NJ, Township School District, 4.00%, 8/15/22	450	500,225
Franklin, NJ, Township School District, 5.00%, 8/15/22	1,000	1,215,260
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,714,549
Gwinnett County, GA, School District, 5.00%, 2/1/29	5,400	6,412,608
Hamilton, OH, School District, 6.15%, 12/1/15	500	602,185
Maryland State and Local Facilities, 5.00%, 8/1/18	10,000	11,939,300
Michigan, 6.00%, 11/1/22	2,985	3,586,209
North Carolina, 5.00%, 5/1/22	10,000	12,512,100
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,406,062
Princeton, NJ, Regional School District, 4.75%, 2/1/22	1,000	1,155,580
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	15,320	10,068,917
Wake County, NC, 5.00%, 3/1/24	10,000	12,539,200

		$66,251,672

Health Care – Miscellaneous — 0.2%

Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,000	$1,032,200
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	138	137,740

		$1,169,940

Hospital — 8.4%

California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$5,775	$6,180,925
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	557,135
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	584,100
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	1,000	1,015,680
Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,000	3,236,670
Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,000	6,707,400
Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,500	2,640,700
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,205	1,385,617
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,860	2,047,804
Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,835	3,067,697
Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,760	3,137,651
Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,000	1,116,630
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,865	2,717,624

See Notes to Financial Statements.
11

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Hospital (continued)

Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,250	$1,408,375
Michigan Hospital Finance Authority, (Ascension Health), 5.00% to 11/1/12 (Put Date), 11/1/27	7,470	7,840,139
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,000	1,001,280
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,000	2,052,600
Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,750	1,841,298
New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	135	138,942
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	500	512,410
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,122,800
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,805	1,897,542
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	955	971,292
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,035,912
South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,000	2,068,800
University of Kansas Hospital Authority, 5.00%, 9/1/16	1,000	1,162,530
Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	250	282,140
Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,750	1,900,640

		$59,632,333

Housing — 0.2%

Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$350	$350,532
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	500	513,645
Sandoval County, NM, MFMR, 6.00%, 5/1/32(2)	615	523,525
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	95	51,301

		$1,439,003

Industrial Development Revenue — 6.8%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$6,600	$6,797,208
Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	1,500	1,466,880
Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,000	2,015,660
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,000	1,057,790
Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,650	5,714,693
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,415	1,156,961
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,890	1,863,918
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,950,150
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,990	10,636,852
New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,000	3,004,830
Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,950	1,998,906
Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,325	3,590,069
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,915	6,812,599

		$48,066,516

Insured – Education — 1.9%

California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$375	$335,899
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	500	587,780
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,000	1,060,480
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,263,180
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,109,033
New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,000	2,147,840
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,815	1,218,228

		$13,722,440

See Notes to Financial Statements.
12

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 2.2%

California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$600	$671,058
Cape May County, NJ, Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	560	707,952
Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00%, to 3/15/12 (Put Date), 12/1/34	8,000	8,154,960
Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,000	3,412,590
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	547,880
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,067,330
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	1,110,890

		$15,672,660

Insured – Escrowed / Prerefunded — 2.7%

Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$425	$444,227
Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,000	1,157,030
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,000	3,393,840
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,000	2,262,560
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,000	1,131,280
Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,000	5,656,400
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	1,300	1,355,315
Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	350	414,362
Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,425	2,916,111

		$18,731,125

Insured – General Obligations — 8.8%

Boston, MA,, (NPFG), 0.125%, 3/1/22	$8,000	$5,901,840
Byron Center, MI, Public Schools, (AGM), 3.50%, 5/1/23	885	871,052
Byron Center, MI, Public Schools, (AGM), 3.625%, 5/1/24	1,455	1,433,262
Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	4,500	5,284,395
Clearview, NJ, Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	330	358,710
Freehold, NJ, Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	250	297,023
Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	1,000	962,790
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,197,416
Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,000	7,293,180
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,055	1,317,495
Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	625	782,169
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,000	10,304,000
New Jersey, (AMBAC), 5.25%, 7/15/19	1,120	1,356,286
New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,105	5,698,814
Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,440	3,860,230
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	1,885,650
Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,900	1,939,026
St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	1,000	930,880
Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	500	529,445
Washington, (AMBAC), 0.00%, 12/1/22	10,000	6,931,800
West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	4,275	3,116,005

		$62,251,468

Insured – Hospital — 1.5%

Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$400	$406,744
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,000	1,015,980
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,000	1,051,120
Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	500	540,490

See Notes to Financial Statements.
13

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	$3,405	$3,601,060
Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,745	3,947,043

		$10,562,437

Insured – Lease Revenue / Certificates of Participation — 1.4%

California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$440	$457,978
Hudson County, NJ,, (NPFG), 6.25%, 6/1/15	1,000	1,121,960
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	5,000	5,440,050
Ohio Building Authority, (AGM), 5.50%, 10/1/11	500	500,075
Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,100	2,095,695

		$9,615,758

Insured – Other Revenue — 0.1%

Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$345	$355,081
Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	500	571,615

		$926,696

Insured – Special Tax Revenue — 5.2%

Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$1,715	$1,785,298
Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,000	5,953,900
Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	3,905	3,881,882
Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	10,000	12,327,800
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,294,900
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	4,920	5,559,551
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	250	273,723
San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	500	589,170

		$36,666,224

Insured – Student Loan — 2.4%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,445	$3,720,462
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,415	13,354,499

		$17,074,961

Insured – Transportation — 4.9%

Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,295	$2,316,045
Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,000	1,005,900
Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,000	1,012,680
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,045	1,203,767
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,000	1,107,150
Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,000	2,033,940
Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,125	9,048,081
Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC) (NPFG), (AMT), 5.50%, 10/1/13	1,000	1,041,550
New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	10,000	5,153,700
New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,000	5,870,600
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,209,187
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,750	2,130,993
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	698,057
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	751,626

		$34,583,276

Insured – Water and Sewer — 1.8%

Connecticut State Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$2,000	$1,745,820
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,575,438
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,250	3,972,897

See Notes to Financial Statements.
14

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer (continued)

North Hudson, NJ, Sewer Authority, (NPFG), 5.125%, 8/1/22	$1,000	$1,102,990
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,195,838
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/16	565	500,714
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/17	565	481,442
Pennsville, NJ, Sewer Authority, (NPFG), 0.00%, 11/1/18	565	456,243

		$13,031,382

Lease Revenue / Certificates of Participation — 2.7%

Bergen County, NJ, Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,100	$1,366,838
California Public Works, (University of California), 5.25%, 6/1/20	500	593,230
Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,265	5,852,153
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,240	2,433,267
Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,945	2,085,779
New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	4,385	5,138,387
Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,755	1,831,184

		$19,300,838

Other Revenue — 2.6%

Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$4,430	$3,394,488
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	997,069
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(2)	4,500	3,662,370
Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,950	3,619,819
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	105	103,334
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	700	642,985
Riversouth Authority, OH,, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	278,649
Seminole Tribe, FL, 5.75%, 10/1/22(2)	5,250	5,252,625
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(2)	500	497,090

		$18,448,429

Senior Living / Life Care — 0.8%

California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	$1,520	$1,610,455
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200	201,656
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	650	649,656
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	490	461,957
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	520	551,195
New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	1,150	1,157,187
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(3)	495	246,713
St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	460	451,766

		$5,330,585

Solid Waste — 1.1%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$4,000	$4,013,120
Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	350	350,585
Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,000	3,034,860

		$7,398,565

Special Tax Revenue — 1.4%

Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	$741	$525,910
California Economic Recovery, 5.00%, 7/1/18	500	589,660
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	190	196,635
Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	2,000	1,171,500
Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	560	544,141

See Notes to Financial Statements.
15

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	$535	$525,745
Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	95	93,158
Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,000	2,013,460
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,000	1,232,200
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	180	183,170
New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	190	196,724
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	155	93,581
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	395	150,286
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	240	199,661
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	310	131,372
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	280	3
North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	830	785,313
Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,165	1,098,677
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	275	79,777
Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(4)	315	220,657

		$10,031,630

Student Loan — 0.2%

New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	$1,000	$1,087,590

		$1,087,590

Transportation — 10.1%

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$500	$573,790
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,499,410
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,951,672
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	575,850
Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop LLC), 5.25%, 9/1/15	2,500	2,653,425
Maryland Transportation Authority, 5.00%, 3/1/18	10,000	11,726,400
Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,000	5,748,950
Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,754,600
Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,752,350
New Jersey State Turnpike Authority, 5.00%, 1/1/20	1,500	1,708,320
New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	6,000	6,905,580
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,662,500
Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,000	1,182,270
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	11,000	11,964,040
Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	700	702,870

		$71,362,027

Water and Sewer — 3.7%

Fairfax County, VA, Water Authority, 5.00%, 4/1/18(5)	$5,000	$5,910,850
Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	440	529,830
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,238,880
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	10,000	11,760,100
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	6,336,850

		$25,776,510

Total Tax-Exempt Investments — 98.3%
(identified cost $650,880,973)		$694,132,844

Other Assets, Less Liabilities — 1.7%		$12,237,520

Net Assets — 100.0%		$706,370,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.

See Notes to Financial Statements.
16

Eaton Vance
National Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue
SUNY	- State University of New York
XLCA	- XL Capital Assurance, Inc.

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New Jersey	13.3%
Others, representing less than 10% individually	85.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 16.2% of total investments.

(1)	Defaulted bond.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $10,073,350 or 1.4% of the Fund’s net assets.

(3)	Security is in default and making only partial interest payments.

(4)	Defaulted matured bond.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.
17

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Assets and Liabilities (Unaudited)

	September 30, 2011

	AMT-Free	National Limited
Assets	Limited Fund	Fund

Investments —
Identified cost	$59,577,434	$650,880,973
Unrealized appreciation	5,886,267	43,251,871

Investments, at value	$65,463,701	$694,132,844

Cash	$885,120	$4,188,452
Interest receivable	819,667	8,859,748
Receivable for investments sold	5,000	3,185,076
Receivable for Fund shares sold	125,000	684,233

Total assets	$67,298,488	$711,050,353

Liabilities

Payable for investments purchased	$—	$1,767,796
Payable for variation margin on open financial futures contracts	8,203	112,359
Payable for Fund shares redeemed	57,552	1,255,156
Distributions payable	82,125	1,007,529
Payable to affiliates:
Investment adviser fee	23,706	249,178
Distribution and service fees	18,007	149,681
Accrued expenses	20,531	138,290

Total liabilities	$210,124	$4,679,989

Net Assets	$67,088,364	$706,370,364

Sources of Net Assets

Paid-in capital	$65,111,329	$719,077,659
Accumulated net realized loss	(3,777,264)	(54,621,701)
Accumulated undistributed (distributions in excess of) net investment income	(54,487)	69,858
Net unrealized appreciation	5,808,786	41,844,548

Net Assets	$67,088,364	$706,370,364

Class A Shares

Net Assets	$50,829,527	$356,604,980
Shares Outstanding	5,015,027	35,390,507
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.08
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.37	$10.31

Class B Shares

Net Assets	$801,021	$4,935,856
Shares Outstanding	79,000	489,592
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.08

Class C Shares

Net Assets	$14,988,679	$134,725,424
Shares Outstanding	1,565,607	14,253,446
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.57	$9.45

Class I Shares

Net Assets	$469,137	$210,104,104
Shares Outstanding	46,262	20,851,148
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.08

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
18

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2011

	AMT-Free	National Limited
Investment Income	Limited Fund	Fund

Interest	$1,402,118	$14,644,255

Total investment income	$1,402,118	$14,644,255

Expenses

Investment adviser fee	$139,527	$1,407,441
Distribution and service fees
Class A	37,465	249,441
Class B	3,463	21,780
Class C	63,653	596,003
Trustees’ fees and expenses	1,257	10,602
Custodian fee	21,504	98,306
Transfer and dividend disbursing agent fees	10,644	123,743
Legal and accounting services	18,615	34,290
Printing and postage	6,734	23,743
Registration fees	29,682	49,680
Interest expense and fees	—	3,814
Miscellaneous	14,408	36,657

Total expenses	$346,952	$2,655,500

Deduct —
Reduction of custodian fee	$181	$2,066

Total expense reductions	$181	$2,066

Net expenses	$346,771	$2,653,434

Net investment income	$1,055,347	$11,990,821

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$180,424	$1,170,447
Financial futures contracts	(941,104)	(9,395,398)

Net realized loss	$(760,680)	$(8,224,951)

Change in unrealized appreciation (depreciation) —
Investments	$3,484,830	$30,722,101
Financial futures contracts	(62,570)	(1,472,112)

Net change in unrealized appreciation (depreciation)	$3,422,260	$29,249,989

Net realized and unrealized gain	$2,661,580	$21,025,038

Net increase in net assets from operations	$3,716,927	$33,015,859

See Notes to Financial Statements.
19

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended September 30, 2011

	AMT-Free	National Limited
Increase (Decrease) in Net Assets	Limited Fund	Fund

From operations —
Net investment income	$1,055,347	$11,990,821
Net realized loss from investment transactions and financial futures contracts	(760,680)	(8,224,951)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,422,260	29,249,989

Net increase in net assets from operations	$3,716,927	$33,015,859

Distributions to shareholders —
From net investment income
Class A	$(841,102)	$(6,151,160)
Class B	(10,075)	(71,286)
Class C	(184,900)	(1,956,434)
Class I	(6,192)	(3,777,192)

Total distributions to shareholders	$(1,042,269)	$(11,956,072)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,998,773	$38,324,479
Class B	177,140	629,571
Class C	2,087,415	13,585,292
Class I	439,585	54,220,137
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	546,830	4,395,284
Class B	3,964	45,052
Class C	119,908	1,076,272
Class I	5,696	439,717
Cost of shares redeemed
Class A	(6,467,896)	(69,723,189)
Class B	(178,870)	(840,437)
Class C	(1,271,065)	(20,462,008)
Class I	(61,854)	(25,579,494)
Issued in connection with tax-free reorganization (see note 12)
Class A	—	33,127,013
Class B	—	469,668
Class C	—	3,188,414
Class I	—	998
Net asset value of shares exchanged
Class A	—	478,015
Class B	—	(478,015)

Net increase (decrease) in net assets from Fund share transactions	$(600,374)	$32,896,769

Net increase in net assets	$2,074,284	$53,956,556

Net Assets

At beginning of period	$65,014,080	$652,413,808

At end of period	$67,088,364	$706,370,364

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(54,487)	$69,858

See Notes to Financial Statements.
20

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2011

	AMT-Free	National Limited
Increase (Decrease) in Net Assets	Limited Fund	Fund

From operations —
Net investment income	$2,380,363	$25,505,705
Net realized loss from investment transactions and financial futures contracts	(1,157,304)	(9,853,784)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(531,083)	(10,440,356)

Net increase in net assets from operations	$691,976	$5,211,565

Distributions to shareholders —
From net investment income
Class A	$(1,928,228)	$(14,953,044)
Class B	(22,666)	(177,742)
Class C	(400,583)	(4,451,696)
Class I	(6,441)	(5,786,868)

Total distributions to shareholders	$(2,357,918)	$(25,369,350)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,708,695	$113,152,603
Class B	379,475	2,202,456
Class C	5,502,383	35,755,460
Class I	737,961	139,193,941
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,146,754	10,610,691
Class B	10,860	101,375
Class C	233,578	2,396,989
Class I	5,463	529,933
Cost of shares redeemed
Class A	(24,617,565)	(207,387,017)
Class B	(246,507)	(1,785,343)
Class C	(6,457,636)	(47,199,734)
Class I	(632,701)	(57,535,716)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	21,691,369
Class B	—	232,109
Class C	—	2,312,480
Net asset value of shares exchanged
Class A	254,982	1,796,600
Class B	(254,982)	(1,796,600)

Net increase (decrease) in net assets from Fund share transactions	$(5,229,240)	$14,271,596

Net decrease in net assets	$(6,895,182)	$(5,886,189)

Net Assets

At beginning of year	$71,909,262	$658,299,997

At end of year	$65,014,080	$652,413,808

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(67,565)	$35,109

See Notes to Financial Statements.
21

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights

	AMT-Free Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.730		$9.940	$9.470	$9.890	$10.280	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.170		$0.342	$0.343	$0.343	$0.388	$0.394
Net realized and unrealized gain (loss)	0.408		(0.213)	0.462	(0.377)	(0.382)	0.041

Total income (loss) from operations	$0.578		$0.129	$0.805	$(0.034)	$0.006	$0.435

Less Distributions

From net investment income	$(0.168)		$(0.339)	$(0.335)	$(0.386)	$(0.396)	$(0.385)

Total distributions	$(0.168)		$(0.339)	$(0.335)	$(0.386)	$(0.396)	$(0.385)

Net asset value — End of period	$10.140		$9.730	$9.940	$9.470	$9.890	$10.280

Total Return(2)	6.02	%(3)	1.25%	8.58%	(0.33)%	0.05%	4.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,830		$50,692	$56,413	$49,188	$29,297	$33,440
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.89	%(4)	0.87%	0.91%	0.98%	0.92%	0.89%
Expenses after custodian fee reduction	0.89	%(4)	0.87%	0.91%	0.95%	0.90%	0.87%
Net investment income	3.41	%(4)	3.41%	3.47%	3.58%	3.83%	3.83%
Portfolio Turnover	2	%(3)	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
22

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	AMT-Free Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.730		$9.950	$9.480	$9.890	$10.280	$10.230

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.267	$0.269	$0.272	$0.314	$0.317
Net realized and unrealized gain (loss)	0.408		(0.223)	0.464	(0.371)	(0.385)	0.040

Total income (loss) from operations	$0.541		$0.044	$0.733	$(0.099)	$(0.071)	$0.357

Less Distributions

From net investment income	$(0.131)		$(0.264)	$(0.263)	$(0.311)	$(0.319)	$(0.307)

Total distributions	$(0.131)		$(0.264)	$(0.263)	$(0.311)	$(0.319)	$(0.307)

Net asset value — End of period	$10.140		$9.730	$9.950	$9.480	$9.890	$10.280

Total Return(2)	5.62	%(3)	0.39%	7.90%	(1.10)%	(0.71)%	3.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$801		$768	$898	$962	$1,256	$2,760
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.65	%(4)	1.61%	1.66%	1.73%	1.67%	1.64%
Expenses after custodian fee reduction	1.65	%(4)	1.61%	1.66%	1.71%	1.65%	1.62%
Net investment income	2.66	%(4)	2.67%	2.72%	2.82%	3.09%	3.08%
Portfolio Turnover	2	%(3)	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
23

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	AMT-Free Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.190		$9.390	$8.950	$9.340	$9.700	$9.660

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.252	$0.253	$0.256	$0.295	$0.299
Net realized and unrealized gain (loss)	0.379		(0.203)	0.435	(0.352)	(0.354)	0.031

Total income (loss) from operations	$0.504		$0.049	$0.688	$(0.096)	$(0.059)	$0.330

Less Distributions

From net investment income	$(0.124)		$(0.249)	$(0.248)	$(0.294)	$(0.301)	$(0.290)

Total distributions	$(0.124)		$(0.249)	$(0.248)	$(0.294)	$(0.301)	$(0.290)

Net asset value — End of period	$9.570		$9.190	$9.390	$8.950	$9.340	$9.700

Total Return(2)	5.54	%(3)	0.47%	7.74%	(1.02)%	(0.63)%	3.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,989		$13,477	$14,598	$10,743	$8,522	$9,612
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.64	%(4)	1.62%	1.66%	1.74%	1.67%	1.64%
Expenses after custodian fee reduction	1.64	%(4)	1.62%	1.66%	1.71%	1.65%	1.62%
Net investment income	2.65	%(4)	2.67%	2.71%	2.82%	3.08%	3.09%
Portfolio Turnover	2	%(3)	11%	34%	78%	36%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
24

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	AMT-Free Limited Fund — Class I

	Six Months Ended
	September 30, 2011		Period Ended
	(Unaudited)		March 31, 2011(1)

Net asset value — Beginning of period	$9.730		$10.160

Income (Loss) From Operations

Net investment income	$0.176	(2)	$0.235
Net realized and unrealized gain (loss)	0.409		(0.430)

Total income (loss) from operations	$0.585		$(0.195)

Less Distributions

From net investment income	$(0.175)		$(0.235)

Total distributions	$(0.175)		$(0.235)

Net asset value — End of period	$10.140		$9.730

Total Return(3)	6.10	%(4)	(2.11	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$469		$78
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.74	%(6)	0.72	%(6)
Net investment income	3.50	%(6)	3.76	%(6)
Portfolio Turnover	2	%(4)	11	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.
25

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	National Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.750		$10.010	$9.200	$9.930	$10.420	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.185		$0.382	$0.398	$0.394	$0.392	$0.410
Net realized and unrealized gain (loss)	0.330		(0.263)	0.804	(0.733)	(0.488)	0.134

Total income (loss) from operations	$0.515		$0.119	$1.202	$(0.339)	$(0.096)	$0.544

Less Distributions

From net investment income	$(0.185)		$(0.379)	$(0.392)	$(0.391)	$(0.394)	$(0.414)

Total distributions	$(0.185)		$(0.379)	$(0.392)	$(0.391)	$(0.394)	$(0.414)

Net asset value — End of period	$10.080		$9.750	$10.010	$9.200	$9.930	$10.420

Total Return(2)	5.32	%(3)	1.17%	13.22%	(3.50)%	(0.94)%	5.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$356,605		$339,380	$410,009	$500,869	$541,176	$367,010
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.69	%(4)	0.69%	0.71%	0.72%	0.71%	0.78%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	0.69	%(4)	0.70%	0.72%	0.74%	0.76%	0.88%
Expenses after custodian fee reduction excluding interest and fees	0.69	%(4)	0.69%	0.71%	0.71%	0.70%	0.76%
Net investment income	3.71	%(4)	3.82%	4.05%	4.12%	3.84%	3.95%
Portfolio Turnover	2	%(3)	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.
26

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	National Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.760		$10.020	$9.200	$9.940	$10.420	$10.290

Income (Loss) From Operations

Net investment income(1)	$0.148		$0.307	$0.324	$0.322	$0.318	$0.340
Net realized and unrealized gain (loss)	0.319		(0.263)	0.815	(0.745)	(0.482)	0.127

Total income (loss) from operations	$0.467		$0.044	$1.139	$(0.423)	$(0.164)	$0.467

Less Distributions

From net investment income	$(0.147)		$(0.304)	$(0.319)	$(0.317)	$(0.316)	$(0.337)

Total distributions	$(0.147)		$(0.304)	$(0.319)	$(0.317)	$(0.316)	$(0.337)

Net asset value — End of period	$10.080		$9.760	$10.020	$9.200	$9.940	$10.420

Total Return(2)	4.82	%(3)	0.42%	12.50%	(4.34)%	(1.59)%	4.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,936		$4,955	$6,157	$6,130	$6,512	$11,435
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44	%(4)	1.44%	1.46%	1.47%	1.46%	1.53%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	1.44	%(4)	1.45%	1.47%	1.49%	1.51%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.44%	1.46%	1.46%	1.45%	1.51%
Net investment income	2.96	%(4)	3.06%	3.29%	3.37%	3.11%	3.27%
Portfolio Turnover	2	%(3)	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.
27

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	National Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.150		$9.390	$8.630	$9.310	$9.770	$9.640

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.287	$0.303	$0.302	$0.297	$0.316
Net realized and unrealized gain (loss)	0.299		(0.242)	0.756	(0.685)	(0.461)	0.129

Total income (loss) from operations	$0.438		$0.045	$1.059	$(0.383)	$(0.164)	$0.445

Less Distributions

From net investment income	$(0.138)		$(0.285)	$(0.299)	$(0.297)	$(0.296)	$(0.315)

Total distributions	$(0.138)		$(0.285)	$(0.299)	$(0.297)	$(0.296)	$(0.315)

Net asset value — End of period	$9.450		$9.150	$9.390	$8.630	$9.310	$9.770

Total Return(2)	4.83	%(3)	0.46%	12.39%	(4.20)%	(1.70)%	4.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$134,725		$133,071	$143,883	$104,893	$100,866	$81,411
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.44	%(4)	1.44%	1.46%	1.47%	1.46%	1.53%
Interest and fee expense(5)	0.00	%(4)(6)	0.01%	0.01%	0.02%	0.05%	0.10%
Total expenses before custodian fee reduction	1.44	%(4)	1.45%	1.47%	1.49%	1.51%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.44	%(4)	1.44%	1.46%	1.46%	1.45%	1.51%
Net investment income	2.97	%(4)	3.06%	3.28%	3.38%	3.10%	3.24%
Portfolio Turnover	2	%(3)	21%	14%	33%	39%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(6)	Amount is less than 0.005%.

See Notes to Financial Statements.
28

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	National Limited Fund — Class I

	Six Months Ended
	September 30, 2011		Year Ended	Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010(1)

Net asset value — Beginning of period	$9.760		$10.010	$10.180

Income (Loss) From Operations

Net investment income(2)	$0.193		$0.395	$0.206
Net realized and unrealized gain (loss)	0.319		(0.251)	(0.190)

Total income from operations	$0.512		$0.144	$0.016

Less Distributions

From net investment income	$(0.192)		$(0.394)	$(0.186)

Total distributions	$(0.192)		$(0.394)	$(0.186)

Net asset value — End of period	$10.080		$9.760	$10.010

Total Return(3)	5.30	%(4)	1.43%	0.17	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$210,104		$175,007	$98,250
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54	%(5)	0.54%	0.58	%(5)
Interest and fee expense(6)	0.00	%(5)(7)	0.01%	0.01	%(5)
Total expenses before custodian fee reduction	0.54	%(5)	0.55%	0.59	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54	%(5)	0.54%	0.58	%(5)
Net investment income	3.85	%(5)	3.95%	4.11	%(5)
Portfolio Turnover	2	%(4)	21%	14	%(8)

(1)	For the period from the commencement of operations on October 1, 2009 to March 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(7)	Amount is less than 0.005%.
(8)	For the Fund’s year ended March 31, 2010.

See Notes to Financial Statements.
29

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipal Income Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipal Income Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Funds offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

30

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

At March 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	AMT-Free	National
Expiration Date	Limited Fund	Limited Fund

March 31, 2012	$—	$1,523,357
March 31, 2013	995,128	1,431,742
March 31, 2014	—	213,995
March 31, 2015	25,590	935,617
March 31, 2016	—	6,965,834
March 31, 2017	647,289	11,469,902
March 31, 2018	233,087	12,040,671
March 31, 2019	952,777	6,473,142

	$2,853,871	$41,054,260

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after March 31, 2011.

Included in the amounts above for National Limited Fund is a capital loss carryforward of $2,266,392 as a result of a reorganization (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at March 31, 2011, the AMT-Free Limited Fund and National Limited Fund had net capital losses of $230,662 and $3,177,027, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2012.

As of September 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond

31

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year.

At September 30, 2011, the AMT-Free Limited Fund and National Limited Fund had no Floating Rate Notes outstanding. For the six months ended September 30, 2011, the National Limited Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $735,000 and 1.04% (annualized), respectively. For the six months ended September 30, 2011, the AMT-Free Limited Fund had no transactions in residual interest bonds.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2011. The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Interim Financial Statements — The interim financial statements relating to September 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting

32

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Investment Adviser Fee	$139,527	$1,407,441
Effective Annual Rate	0.43%	0.42%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2011 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$509	$4,107
EVD’s Class A Sales Charges	$1,007	$7,402

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for

33

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Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2011 for Class A shares amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$37,465	$249,441

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Distribution Fees	$2,886	$18,150
Class C Distribution Fees	$53,044	$496,669

At September 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B	$1,136,000	$3,124,000
Class C	$11,322,000	$21,755,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2011 amounted to the following:

	AMT-Free	National
	Limited Fund	Limited Fund

Class B Service Fees	$577	$3,630
Class C Service Fees	$10,609	$99,334

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year

34

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free	National
	Limited Fund	Limited Fund

Class A	$1,000	$23,000
Class B	$1,000	$5,000
Class C	$100	$4,000

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2011 were as follows:

	AMT-Free	National
	Limited Fund	Limited Fund

Purchases	$1,127,165	$13,425,511
Sales	$3,406,082	$36,366,644

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Six Months Ended
	September 30, 2011	Year Ended
Class A	(Unaudited)	March 31, 2011

Sales	397,948	1,876,137
Issued to shareholders electing to receive payments of distributions in Fund shares	54,647	114,980
Redemptions	(649,119)	(2,478,705)
Exchange from Class B shares	—	25,232

Net decrease	(196,524)	(462,356)

	Six Months Ended
	September 30, 2011	Year Ended
Class B	(Unaudited)	March 31, 2011

Sales	17,627	37,806
Issued to shareholders electing to receive payments of distributions in Fund shares	397	1,088
Redemptions	(17,924)	(25,089)
Exchange to Class A shares	—	(25,215)

Net increase (decrease)	100	(11,410)

35

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	September 30, 2011	Year Ended
Class C	(Unaudited)	March 31, 2011

Sales	220,427	582,128
Issued to shareholders electing to receive payments of distributions in Fund shares	12,682	24,805
Redemptions	(134,355)	(694,464)

Net increase (decrease)	98,754	(87,531)

	Six Months Ended
	September 30, 2011	Period Ended
Class I	(Unaudited)	March 31, 2011(1)

Sales	43,887	72,415
Issued to shareholders electing to receive payments of distributions in Fund shares	566	556
Redemptions	(6,167)	(64,995)

Net increase	38,286	7,976

National Limited Fund
	Six Months Ended
	September 30, 2011	Year Ended
Class A	(Unaudited)	March 31, 2011

Sales	3,835,336	11,328,749
Issued to shareholders electing to receive payments of distributions in Fund shares	440,265	1,062,336
Redemptions	(6,984,132)	(20,866,049)
Issued in connection with tax-free reorganizations (see Note 12)	3,259,884	2,132,312
Exchange from Class B shares	47,775	179,864

Net increase (decrease)	599,128	(6,162,788)

	Six Months Ended
	September 30, 2011	Year Ended
Class B	(Unaudited)	March 31, 2011

Sales	62,911	220,271
Issued to shareholders electing to receive payments of distributions in Fund shares	4,513	10,154
Redemptions	(83,951)	(180,447)
Issued in connection with tax-free reorganizations (see Note 12)	46,192	22,804
Exchange to Class A shares	(47,759)	(179,787)

Net decrease	(18,094)	(107,005)

36

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	September 30, 2011	Year Ended
Class C	(Unaudited)	March 31, 2011

Sales	1,444,991	3,801,779
Issued to shareholders electing to receive payments of distributions in Fund shares	114,924	255,911
Redemptions	(2,183,369)	(5,078,472)
Issued in connection with tax-free reorganizations (see Note 12)	334,479	242,332

Net decrease	(288,975)	(778,450)

	Six Months Ended
	September 30, 2011	Year Ended
Class I	(Unaudited)	March 31, 2011

Sales	5,425,113	13,860,458
Issued to shareholders electing to receive payments of distributions in Fund shares	43,976	53,133
Redemptions	(2,558,101)	(5,786,628)
Issued in connection with tax-free reorganizations (see Note 12)	98	—

Net increase	2,911,086	8,126,963

(1)	Class I of AMT-Free Limited Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

	AMT-Free	National Limited
	Limited Fund	Fund

Aggregate cost	$59,511,456	$650,652,620

Gross unrealized appreciation	$6,498,574	$48,985,130
Gross unrealized depreciation	(546,329)	(5,504,907)

Net unrealized appreciation	$5,952,245	$43,480,223

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended September 30, 2011.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

37

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Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

AMT-Free Limited	12/11	75 U.S. 10-Year Treasury Note	Short	$(9,679,550)	$(9,757,031)	$(77,481)

National Limited	12/11	187 U.S. 10-Year Treasury Note	Short	$(24,138,283)	$(24,327,532)	$(189,249)
	12/11	173 U.S. 30-Year Treasury Bond	Short	(23,456,051)	(24,674,125)	(1,218,074)

At September 30, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 were as follows:

	AMT-Free		National Limited
	Limited Fund		Fund

Liability Derivative:
Futures Contracts	$(77,481	)(1)	$(1,407,323	)(1)

Total	$(77,481)		$(1,407,323)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2011 was as follows:

	AMT-Free	National Limited
	Limited Fund	Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(941,104)	$(9,395,398)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$(62,570)	$(1,472,112)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

38

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2011, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free	National Limited
	Limited Fund	Fund

Average Notional Amount:
Futures Contracts	$7,500,000	$53,614,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$65,463,701	$—	$65,463,701

Total Investments	$—	$65,463,701	$—	$65,463,701

Liability Description

Futures Contracts	$(77,481)	$—	$—	$(77,481)

Total	$(77,481)	$—	$—	$(77,481)

National Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$694,132,844	$—	$694,132,844

Total Investments	$—	$694,132,844	$—	$694,132,844

Liability Description

Futures Contracts	$(1,407,323)	$—	$—	$(1,407,323)

Total	$(1,407,323)	$—	$—	$(1,407,323)

The Funds held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

39

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

12 Reorganizations

As of the close of business on September 23, 2011, the National Limited Fund acquired the net assets of Eaton Vance New Jersey Limited Maturity Municipal Income Fund (New Jersey Limited Fund) pursuant to a plan of reorganization approved by the shareholders of New Jersey Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 3,259,884 shares of Class A of the National Limited Fund (valued at $33,127,013) for the 3,275,936 shares of Class A of New Jersey Limited Fund, 46,192 shares of Class B of the National Limited Fund (valued at $469,668) for the 46,438 shares of Class B of New Jersey Limited Fund, 334,479 shares of Class C of the National Limited Fund (valued at $3,188,414) for the 315,368 shares of Class C of New Jersey Limited Fund, and 98 shares of Class I of the National Limited Fund (valued at $998) for the 99 shares of Class I of New Jersey Limited Fund each outstanding on September 23, 2011. The investment portfolio of New Jersey Limited Fund, with a fair value of $36,398,464 and identified cost of $33,146,730 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the New Jersey Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $676,048,146. The net assets of New Jersey Limited Fund at that date of $36,786,093, including $2,702,517 of accumulated net realized losses and $3,251,734 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $712,834,239.

Assuming the acquisition had been completed on April 1, 2011, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the six months ended September 30, 2011 are as follows:

Net investment income	$12,588,162
Net realized loss	$(8,511,292)
Net increase in net assets from operations	$35,692,785

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of New Jersey Limited Fund that have been included in the National Limited Fund’s Statement of Operations since September 23, 2011.

As of the close of business on November 5, 2010, the National Limited Fund acquired the net assets of Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund) pursuant to a plan of reorganization approved by the shareholders of California Limited Fund. The purpose of the transaction was to combine two funds managed by BMR with substantially similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 2,132,312 shares of Class A of the National Limited Fund (valued at $21,691,369) for the 2,131,927 shares of Class A of California Limited Fund, 22,804 shares of Class B of the National Limited Fund (valued at $232,109) for the 22,881 shares of Class B of California Limited Fund, and 242,332 shares of Class C of the National Limited Fund (valued at $2,312,480) for the 235,057 shares of Class C of California Limited Fund, each outstanding on November 5, 2010. The investment portfolio of California Limited Fund, with a fair value of $22,772,001 and identified cost of $21,460,937 was the principal asset acquired by the National Limited Fund. For financial reporting purposes, assets received and shares issued by the National Limited Fund were recorded at fair value; however, the identified cost of the investments received from the California Limited Fund was carried forward to align ongoing reporting of the National Limited Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the National Limited Fund immediately before the acquisition were $720,762,615. The net assets of California Limited Fund at that date of $24,235,958, including $2,315,192 of accumulated net realized losses and $1,311,064 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $744,998,573.

Assuming the acquisition had been completed on April 1, 2010, the beginning of the National Limited Fund’s annual reporting period, the National Limited Fund’s pro forma results of operations for the year ended March 31, 2011 are as follows:

Net investment income	$26,042,552
Net realized loss	$(9,919,309)
Net increase in net assets from operations	$9,003,912

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of California Limited Fund since November 5, 2010 through March 31, 2011.

40

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval

AMT-Free Limited Maturity Municipal Income Fund and National Limited Maturity Municipal Income Fund

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

41

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Eaton Vance AMT-Free Limited Maturity Municipal Income Fund and National Limited Maturity Municipal Income Fund (the “Funds”), with Boston Management and Research (the “Adviser”), including the fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Funds.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Funds, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

42

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Funds’ investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2010 for the AMT-Free Limited Maturity Municipal Income Fund and for the one-, three-, five- and ten-year periods ended September 30, 2010 for the National Limited Maturity Municipal Income Fund. The Board considered the impact of extraordinary market conditions in recent years on the Funds’ performance relative to their peer universes in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Funds’ portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with the Funds’ objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Funds’ total expense ratios for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratios of the Funds and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Funds, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Funds to continue to benefit from economies of scale in the future.

43

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

44

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

45

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

439-11/11	LNAMTSRC

Eaton Vance Limited Maturity Municipal Income Funds Semiannual Report September 30, 2011

Massachusetts • New York • Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2011
Eaton Vance
Limited Maturity Municipal Income Funds
Table of Contents

Performance and Fund Profile

Massachusetts	2

New York	3

Pennsylvania	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	44

Officers and Trustees	47

Important Notices	48

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund
September 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EXMAX	ELMAX	EZMAX	EMAIX
Inception Date	6/27/96	6/1/92	12/8/93	8/3/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.70	4.31	4.33	4.78
One Year	2.02	1.26	1.20	2.19
Five Years	3.42	2.65	2.64	N.A.
Ten Years	3.63	2.84	2.86	N.A.
Since Inception	4.13	3.58	3.19	2.85

% SEC Average Annual Total Returns with maximum sales charge

Six Months	2.31	1.31	3.33	4.78
One Year	-0.31	-1.70	0.21	2.19
Five Years	2.94	2.65	2.64	N.A.
Ten Years	3.39	2.84	2.86	N.A.
Since Inception	3.98	3.58	3.19	2.85

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.81	1.56	1.56	0.67

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	3.33	2.57	2.57	3.49
Taxable-Equivalent Distribution Rate	5.41	4.18	4.18	5.67
SEC 30-day Yield	1.55	0.85	0.84	1.72
Taxable-Equivalent SEC 30-day Yield	2.52	1.38	1.36	2.79

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Barclays Capital 7 Year Municipal Bond Index	6.58	4.65	5.95	5.25
Lipper Other States Intermediate Municipal Debt Funds Average	5.70	2.81	4.03	3.76

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Limited Maturity Municipal Income Fund
September 30, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EXNYX	ELNYX	EZNYX	ENYIX
Inception Date	6/27/96	5/29/92	12/8/93	8/3/10

% Average Annual Total Returns at NAV

Six Months	4.12	3.73	3.74	4.20
One Year	1.48	0.62	0.72	1.57
Five Years	2.95	2.18	2.18	N.A.
Ten Years	3.50	2.71	2.73	N.A.
Since Inception	4.23	3.68	3.23	2.48

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.77	0.73	2.74	4.20
One Year	-0.80	-2.31	-0.26	1.57
Five Years	2.49	2.18	2.18	N.A.
Ten Years	3.26	2.71	2.73	N.A.
Since Inception	4.07	3.68	3.23	2.48

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.78	1.53	1.53	0.63

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	3.45	2.68	2.68	3.60
Taxable-Equivalent Distribution Rate	5.83	4.53	4.53	6.08
SEC 30-day Yield	1.95	1.25	1.25	2.15
Taxable-Equivalent SEC 30-day Yield	3.30	2.11	2.11	3.63

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Barclays Capital 7 Year Municipal Bond Index	6.58	4.65	5.95	5.25
Lipper New York Intermediate Municipal Debt Funds Average	5.71	2.61	3.91	3.81

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund
September 30, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

	Class A	Class B	Class C	Class I
Symbol	EXPNX	ELPNX	EZPNX	EIPNX
Inception Date	6/27/96	6/1/92	12/8/93	8/3/10

% Average Annual Total Returns at NAV

Six Months	4.31	3.92	4.06	4.48
One Year	1.87	1.11	1.22	2.00
Five Years	3.16	2.39	2.41	N.A.
Ten Years	3.71	2.93	2.95	N.A.
Since Inception	4.21	3.69	3.24	2.71

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.92	0.92	3.06	4.48
One Year	-0.47	-1.84	0.24	2.00
Five Years	2.69	2.39	2.41	N.A.
Ten Years	3.47	2.93	2.95	N.A.
Since Inception	4.05	3.69	3.24	2.71

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	2.25	3.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	0.82	1.57	1.57	0.67

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	3.56	2.80	2.80	3.72
Taxable-Equivalent Distribution Rate	5.65	4.44	4.44	5.90
SEC 30-day Yield	1.91	1.21	1.21	2.10
Taxable-Equivalent SEC 30-day Yield	3.03	1.92	1.92	3.33

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

Barclays Capital 7 Year Municipal Bond Index	6.58	4.65	5.95	5.25
Lipper Other States Intermediate Municipal Debt Funds Average	5.70	2.81	4.03	3.76

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Limited Maturity Municipal Income Funds
September 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable-equivalent performance is based on the highest combined federal and state income tax rates (38.45% for MA, 40.83% for NY, 37.00% for PA). Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC 30-day yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be composed of tax-exempt income, ordinary income, net realized capital gains and return of capital.

4.	Barclays Capital 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund. It is not possible to invest directly in an index or Lipper classification.

5.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 – September 30, 2011).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,047.00	$4.20	0.82%
Class B	$1,000.00	$1,043.10	$8.02	1.57%
Class C	$1,000.00	$1,043.30	$8.02	1.57%
Class I	$1,000.00	$1,047.80	$3.48	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.14	0.82%
Class B	$1,000.00	$1,017.20	$7.92	1.57%
Class C	$1,000.00	$1,017.20	$7.92	1.57%
Class I	$1,000.00	$1,021.60	$3.44	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Fund Expenses — continued

Eaton Vance New York Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,041.20	$4.03	0.79%
Class B	$1,000.00	$1,037.30	$7.84	1.54%
Class C	$1,000.00	$1,037.40	$7.84	1.54%
Class I	$1,000.00	$1,042.00	$3.22	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.99	0.79%
Class B	$1,000.00	$1,017.30	$7.77	1.54%
Class C	$1,000.00	$1,017.30	$7.77	1.54%
Class I	$1,000.00	$1,021.90	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(4/1/11)	(9/30/11)	(4/1/11 – 9/30/11)	Ratio

Actual
Class A	$1,000.00	$1,043.10	$4.24	0.83%
Class B	$1,000.00	$1,039.20	$8.05	1.58%
Class C	$1,000.00	$1,040.60	$8.06	1.58%
Class I	$1,000.00	$1,044.80	$3.48	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.19	0.83%
Class B	$1,000.00	$1,017.10	$7.97	1.58%
Class C	$1,000.00	$1,017.10	$7.97	1.58%
Class I	$1,000.00	$1,021.60	$3.44	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2011.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.3%

Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,236,730
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,226,100

		$2,462,830

Education — 16.1%

Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$770	$820,235
Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,000	1,161,720
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,055	1,211,066
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,228,890
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,645	2,150,278
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	119,448
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	200	238,634
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	150	176,733
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	750	878,895
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,178,950

		$9,164,849

Electric Utilities — 6.6%

Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$500	$511,220
Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,000	1,151,760
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,000	2,097,800

		$3,760,780

Escrowed / Prerefunded — 10.0%

Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	$2,000	$1,929,580
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	515	532,031
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,100	2,477,559
Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	680	735,488

		$5,674,658

General Obligations — 8.8%

Burlington, 5.00%, 2/1/15	$500	$571,750
Burlington, 5.00%, 2/1/16	500	585,885
Manchester Essex Regional School District, 5.00%, 1/15/20	1,000	1,168,770
Wellesley, 5.00%, 6/1/16	1,100	1,305,590
Wellesley, 5.00%, 6/1/17	1,150	1,390,281

		$5,022,276

Hospital — 11.2%

Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	$500	$534,535
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	500	554,435
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	600	615,498
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	865	885,769
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,082,890
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	750	711,420
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	750	864,840
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,126,700

		$6,376,087

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue — 1.1%

Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$745	$641,236

		$641,236

Insured – Education — 1.9%

University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	$1,000	$1,086,600

		$1,086,600

Insured – Electric Utilities — 3.6%

Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,000	$1,021,220
Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,000	1,019,100

		$2,040,320

Insured – Escrowed / Prerefunded — 3.2%

Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,000	$1,016,260
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	635	805,085

		$1,821,345

Insured – General Obligations — 8.1%

Boston, (NPFG), 0.125%, 3/1/22	$3,105	$2,290,652
Massachusetts, (AMBAC), 5.00%, 7/1/12	1,000	1,036,050
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,245,390

		$4,572,092

Insured – Hospital — 2.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$546,925
Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,000	1,110,090

		$1,657,015

Insured – Special Tax Revenue — 4.5%

Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,600	$2,014,368
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	500	564,995

		$2,579,363

Insured – Water and Sewer — 2.3%

Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,272,070

		$1,272,070

Other Revenue — 3.0%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,000	$1,115,300
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	607,135

		$1,722,435

Senior Living / Life Care — 1.7%

Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$505	$505,343
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	283,244
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	210	197,982

		$986,569

Solid Waste — 1.8%

Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,000	$1,003,280

		$1,003,280

Special Tax Revenue — 5.9%

Massachusetts, Special Obligation, 5.00%, 6/1/14	$500	$557,675
Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,280	1,577,216
Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,000	1,191,390

		$3,326,281

See Notes to Financial Statements.

Eaton Vance
Massachusetts Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 1.0%

Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$500	$577,145

		$577,145

Total Tax-Exempt Investments — 98.0%
(identified cost $50,727,877)		$55,747,231

Other Assets, Less Liabilities — 2.0%		$1,140,279

Net Assets — 100.0%		$56,887,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 27.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 14.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 2.5%

New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18	$515	$551,704
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,000	1,130,960
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	500	517,265

		$2,199,929

Cogeneration — 3.2%

Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,000	$2,258,200
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	600	569,112

		$2,827,312

Education — 7.4%

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,500	$1,774,980
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	559,309
New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,000	1,096,290
New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,500	1,717,575
New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	600	664,050
Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	625	652,075

		$6,464,279

Electric Utilities — 3.0%

Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$2,500	$2,622,250

		$2,622,250

Escrowed / Prerefunded — 3.6%

New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/15/12, 5.375%, 2/15/14	$500	$509,760
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,452,356
Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,000	1,190,670

		$3,152,786

Health Care – Miscellaneous — 0.1%

Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$100	$101,423

		$101,423

Hospital — 10.1%

Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	$290	$290,809
New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,000	2,310,740
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,000	1,013,210
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	200	202,642
New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	500	506,605
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	815,110
New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	360	378,457
New York Health and Hospital Corp., 5.50%, 2/15/19	1,000	1,156,290
Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,325	1,460,945
Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	750	765,555

		$8,900,363

Housing — 2.1%

New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,000	$1,024,310
New York Mortgage Agency, (AMT), 4.95%, 10/1/21	795	813,897

		$1,838,207

Industrial Development Revenue — 4.7%

New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	$1,000	$1,009,410
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,500	1,597,125

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Industrial Development Revenue (continued)

Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$590	$485,788
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,250	1,075,900

		$4,168,223

Insured – Education — 12.9%

New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,000	$1,074,670
New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,000	1,089,860
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,420	1,587,702
New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,000	1,212,950
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,289,544
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,707,777
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,208,130
New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,000	1,092,790
New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,000	1,035,340

		$11,298,763

Insured – Electric Utilities — 1.8%

Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$500	$479,205
Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,000	1,096,180

		$1,575,385

Insured – Escrowed / Prerefunded — 0.3%

Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$250	$290,723

		$290,723

Insured – General Obligations — 4.0%

Clarence Central School District, (AGM), 5.00%, 5/15/17	$500	$513,765
Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,000	1,170,350
Puerto Rico, (FGIC), 5.50%, 7/1/17	1,660	1,839,745

		$3,523,860

Insured – Hospital — 2.2%

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,908,112

		$1,908,112

Insured – Lease Revenue / Certificates of Participation — 1.3%

New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,000	$1,156,080

		$1,156,080

Insured – Special Tax Revenue — 7.2%

New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,250	$2,232,518
New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,000	2,459,560
Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,500	1,642,335

		$6,334,413

Insured – Transportation — 9.6%

Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,188,120
Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,000	1,093,810
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,000	1,120,380
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,235	2,744,379
Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	1,920	2,322,720

		$8,469,409

Lease Revenue / Certificates of Participation — 0.7%

New York Urban Development Corp., 5.00%, 1/1/18	$500	$581,825

		$581,825

See Notes to Financial Statements.

Eaton Vance
New York Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 6.0%

Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$750	$453,323
Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	750	829,732
New York City Transitional Finance Authority, 5.25%, 1/15/27	1,000	1,104,600
New York City Transitional Finance Authority, 6.00%, 7/15/33	540	618,662
New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,030	2,248,895

		$5,255,212

Senior Living / Life Care — 0.4%

Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$315	$308,946

		$308,946

Special Tax Revenue — 7.7%

34th Street Partnership, Inc., 5.00%, 1/1/17	$1,140	$1,198,151
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	1,900	2,162,694
New York Local Government Assistance Corp., 5.25%, 4/1/16	3,000	3,441,390

		$6,802,235

Transportation — 2.5%

Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,000	$1,107,450
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,087,640

		$2,195,090

Water and Sewer — 4.5%

Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,198,680
New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,430	2,783,419

		$3,982,099

Total Tax-Exempt Investments — 97.8%
(identified cost $80,082,942)		$85,956,924

Other Assets, Less Liabilities — 2.2%		$1,889,233

Net Assets — 100.0%		$87,846,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 40.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 18.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 98.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Cogeneration — 0.4%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$250	$246,510

		$246,510

Education — 11.5%

Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,150	$1,358,046
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,040	1,150,417
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,000	1,131,640
Pennsylvania State University, 5.00%, 3/1/24	1,000	1,146,080
University of Pittsburgh, 5.50%, 9/15/23	750	900,300
Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,096,240

		$6,782,723

Electric Utilities — 3.8%

Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$750	$770,363
Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,000	1,094,670
York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400	406,692

		$2,271,725

Escrowed / Prerefunded — 1.4%

Washington County Hospital Authority, (Monongahela Vineyard Hospital), Escrowed to Maturity, 5.00%, 6/1/12	$800	$825,368

		$825,368

General Obligations — 9.9%

Bucks County, 5.125%, 5/1/21	$500	$593,840
Chester County, 5.00%, 7/15/28	1,530	1,733,750
Daniel Boone Area School District, 5.00%, 8/15/19	1,000	1,164,820
Montgomery County, 4.375%, 12/1/31(1)	400	420,188
Mount Lebanon School District, 5.00%, 2/15/28	1,780	1,967,381

		$5,879,979

Hospital — 7.6%

Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$582,315
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	579,035
Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	500	558,950
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	635	689,927
Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200	195,046
Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	750	790,920
Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,000	1,094,700

		$4,490,893

Housing — 3.2%

Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,335	$1,369,002
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	504,475

		$1,873,477

Industrial Development Revenue — 2.0%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$500	$612,045
Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	685	564,008

		$1,176,053

Insured – Cogeneration — 2.1%

Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,229,501

		$1,229,501

Insured – Education — 7.0%

Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$1,500	$1,650,450
Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,100	1,106,963

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Education (continued)

Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	$500	$577,430
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	750	823,740

		$4,158,583

Insured – Escrowed / Prerefunded — 8.8%

Allegheny County Sanitation Authority, (NPFG), Prerefunded to 12/1/11, 5.00%, 12/1/19	$250	$254,527
Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,000	1,088,860
Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,000	1,021,290
Sto-Rox School District, (FGIC), (NPFG), Prerefunded to 12/15/11, 5.125%, 12/15/22	1,250	1,262,963
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,599,515

		$5,227,155

Insured – General Obligations — 23.5%

Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,370,825
Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	1,020	940,889
Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,250	1,259,325
Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	750	836,018
Harrisburg, (AMBAC), 0.00%, 9/15/12	1,635	1,496,401
McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,355	1,354,959
Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,000	1,028,130
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,242,450
Philadelphia School District, (AGM), 5.50%, 6/1/21	1,000	1,183,000
Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,000	1,139,940
Pocono Mountain School District, (AGM), 5.00%, 9/1/28	1,000	1,048,510
Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	1,000	997,860

		$13,898,307

Insured – Hospital — 1.4%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$308,165
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	500	530,990

		$839,155

Insured – Lease Revenue / Certificates of Participation — 1.8%

Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,000	$1,035,920

		$1,035,920

Insured – Transportation — 3.0%

Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$590	$597,204
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,200,150

		$1,797,354

Insured – Water and Sewer — 6.0%

Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$555,470
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	500	539,140
Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,000	2,414,360

		$3,508,970

Senior Living / Life Care — 0.7%

Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$390	$206,926
Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	185	185,886

		$392,812

Special Tax Revenue — 1.4%

Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$750	$852,128

		$852,128

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Limited Maturity Municipal Income Fund

September 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Transportation — 2.9%

Delaware River Port Authority, 5.00%, 1/1/27	$1,105	$1,184,759
Pennsylvania Turnpike Commission, 5.00%, 12/1/22	500	545,885

		$1,730,644

Total Tax-Exempt Investments — 98.4%
(identified cost $55,096,535)		$58,217,257

Other Assets, Less Liabilities — 1.6%		$922,759

Net Assets — 100.0%		$59,140,016

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
SFMR	- Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 54.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 18.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Assets and Liabilities (Unaudited)

	September 30, 2011

	Massachusetts	New York	Pennsylvania
Assets	Limited Fund	Limited Fund	Limited Fund

Investments —
Identified cost	$50,727,877	$80,082,942	$55,096,535
Unrealized appreciation	5,019,354	5,873,982	3,120,722

Investments, at value	$55,747,231	$85,956,924	$58,217,257

Cash	$756,986	$987,816	$494,729
Interest receivable	626,362	1,159,995	623,329
Receivable for investments sold	30,000	—	—
Receivable for Fund shares sold	7,575	24,846	370

Total assets	$57,168,154	$88,129,581	$59,335,685

Liabilities

Payable for variation margin on open financial futures contracts	$6,203	$11,297	$19,219
Payable for Fund shares redeemed	133,099	53,803	21,728
Distributions payable	71,002	116,418	77,802
Payable to affiliates:
Investment adviser fee	20,148	31,302	21,052
Distribution and service fees	15,075	26,664	18,622
Accrued expenses	35,117	43,940	37,246

Total liabilities	$280,644	$283,424	$195,669

Net Assets	$56,887,510	$87,846,157	$59,140,016

Sources of Net Assets

Paid-in capital	$56,898,150	$90,439,618	$59,780,534
Accumulated net realized loss	(4,943,994)	(8,252,842)	(3,405,568)
Accumulated distributions in excess of net investment income	(9,702)	(69,773)	(113,453)
Net unrealized appreciation	4,943,056	5,729,154	2,878,503

Net Assets	$56,887,510	$87,846,157	$59,140,016

Class A Shares

Net Assets	$43,940,415	$61,359,648	$39,501,894
Shares Outstanding	4,332,908	6,010,583	3,928,764
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.21	$10.05
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.37	$10.45	$10.28

Class B Shares

Net Assets	$229,663	$1,382,304	$403,584
Shares Outstanding	22,667	135,503	40,138
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.13	$10.20	$10.05

Class C Shares

Net Assets	$12,685,023	$24,242,231	$18,302,478
Shares Outstanding	1,305,905	2,497,545	1,919,366
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.71	$9.71	$9.54

Class I Shares

Net Assets	$32,409	$861,974	$932,060
Shares Outstanding	3,196	84,476	92,752
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$10.20	$10.05

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Operations (Unaudited)

	Six Months Ended September 30, 2011

	Massachusetts	New York	Pennsylvania
Investment Income	Limited Fund	Limited Fund	Limited Fund

Interest	$1,194,987	$1,885,395	$1,270,418

Total investment income	$1,194,987	$1,885,395	$1,270,418

Expenses

Investment adviser fee	$122,031	$189,254	$126,717
Distribution and service fees
Class A	33,070	46,104	29,771
Class B	955	6,204	1,929
Class C	59,079	112,321	80,493
Trustees’ fees and expenses	1,154	1,633	1,182
Custodian fee	21,266	26,285	21,521
Transfer and dividend disbursing agent fees	10,885	17,318	13,313
Legal and accounting services	19,894	24,300	20,313
Printing and postage	6,366	8,749	7,654
Registration fees	1,674	3,065	581
Miscellaneous	9,520	10,624	9,165

Total expenses	$285,894	$445,857	$312,639

Deduct —
Reduction of custodian fee	$196	$373	$98

Total expense reductions	$196	$373	$98

Net expenses	$285,698	$445,484	$312,541

Net investment income	$909,289	$1,439,911	$957,877

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$151,455	$150,078	$148,714
Financial futures contracts	(794,610)	(1,625,794)	(750,380)

Net realized loss	$(643,155)	$(1,475,716)	$(601,666)

Change in unrealized appreciation (depreciation) —
Investments	$2,411,328	$3,647,184	$2,264,926
Financial futures contracts	(80,710)	(153,148)	(213,989)

Net change in unrealized appreciation (depreciation)	$2,330,618	$3,494,036	$2,050,937

Net realized and unrealized gain	$1,687,463	$2,018,320	$1,449,271

Net increase in net assets from operations	$2,596,752	$3,458,231	$2,407,148

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended September 30, 2011

	Massachusetts	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$909,289	$1,439,911	$957,877
Net realized loss from investment transactions and financial futures contracts	(643,155)	(1,475,716)	(601,666)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,330,618	3,494,036	2,050,937

Net increase in net assets from operations	$2,596,752	$3,458,231	$2,407,148

Distributions to shareholders —
From net investment income
Class A	$(734,196)	$(1,067,186)	$(704,489)
Class B	(2,740)	(18,796)	(5,997)
Class C	(169,673)	(339,904)	(250,270)
Class I	(554)	(12,086)	(13,157)

Total distributions to shareholders	$(907,163)	$(1,437,972)	$(973,913)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,855,795	$3,417,710	$2,834,997
Class B	47,721	93,736	2,867
Class C	295,551	1,258,420	1,037,319
Class I	—	751,984	1,041,963
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	533,453	868,513	529,255
Class B	2,816	11,470	5,152
Class C	118,225	233,524	150,893
Class I	545	10,975	11,791
Cost of shares redeemed
Class A	(5,137,223)	(5,496,956)	(4,904,129)
Class B	(2,642)	(119,184)	(24,628)
Class C	(1,519,365)	(3,299,328)	(693,133)
Class I	—	(6,049)	(126,113)
Net asset value of shares exchanged
Class A	42,418	64,496	32,608
Class B	(42,418)	(64,496)	(32,608)

Net decrease in net assets from Fund share transactions	$(2,805,124)	$(2,275,185)	$(133,766)

Net increase (decrease) in net assets	$(1,115,535)	$(254,926)	$1,299,469

Net Assets

At beginning of period	$58,003,045	$88,101,083	$57,840,547

At end of period	$56,887,510	$87,846,157	$59,140,016

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(9,702)	$(69,773)	$(113,453)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended March 31, 2011

	Massachusetts	New York	Pennsylvania
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund	Limited Fund

From operations —
Net investment income	$2,084,523	$3,298,232	$2,257,948
Net realized loss from investment transactions and financial futures contracts	(440,797)	(1,020,914)	(350,112)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(698,460)	(973,980)	(1,367,632)

Net increase in net assets from operations	$945,266	$1,303,338	$540,204

Distributions to shareholders —
From net investment income
Class A	$(1,681,302)	$(2,485,993)	$(1,694,772)
Class B	(7,485)	(43,482)	(12,734)
Class C	(390,538)	(769,392)	(538,637)
Class I	(121)	(869)	(25)

Total distributions to shareholders	$(2,079,446)	$(3,299,736)	$(2,246,168)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,329,256	$13,726,079	$9,541,077
Class B	79,438	167,649	143,520
Class C	2,089,737	4,331,283	3,666,682
Class I	31,000	101,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,133,587	1,893,823	1,214,647
Class B	7,417	25,912	10,900
Class C	257,211	491,380	310,648
Class I	47	667	—
Cost of shares redeemed
Class A	(16,268,815)	(24,605,026)	(17,341,898)
Class B	(39,422)	(213,991)	(88,789)
Class C	(3,459,307)	(7,130,678)	(4,132,293)
Net asset value of shares exchanged
Class A	279,499	272,237	39,975
Class B	(279,499)	(272,237)	(39,975)

Net decrease in net assets from Fund share transactions	$(8,839,851)	$(11,211,902)	$(6,674,506)

Net decrease in net assets	$(9,974,031)	$(13,208,300)	$(8,380,470)

Net Assets

At beginning of year	$67,977,076	$101,309,383	$66,221,017

At end of year	$58,003,045	$88,101,083	$57,840,547

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(11,828)	$(71,712)	$(97,417)

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights

	Massachusetts Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.850		$10.040	$9.560	$9.970	$10.200	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.168		$0.340	$0.347	$0.360	$0.371	$0.372
Net realized and unrealized gain (loss)	0.289		(0.191)	0.490	(0.407)	(0.231)	0.092

Total income (loss) from operations	$0.457		$0.149	$0.837	$(0.047)	$0.140	$0.464

Less Distributions

From net investment income	$(0.167)		$(0.339)	$(0.357)	$(0.363)	$(0.370)	$(0.374)

Total distributions	$(0.167)		$(0.339)	$(0.357)	$(0.363)	$(0.370)	$(0.374)

Net asset value — End of period	$10.140		$9.850	$10.040	$9.560	$9.970	$10.200

Total Return(2)	4.70	%(3)	1.46%	8.83%	(0.50)%	1.39%	4.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,940		$44,351	$52,719	$46,857	$49,514	$45,300
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.82	%(4)	0.81%	0.82%	0.85%	0.84%	0.84%
Expenses after custodian fee reduction	0.82	%(4)	0.81%	0.82%	0.84%	0.83%	0.82%
Net investment income	3.34	%(4)	3.37%	3.47%	3.69%	3.67%	3.65%
Portfolio Turnover	5	%(3)	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.840		$10.030	$9.560	$9.960	$10.200	$10.110

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.265	$0.275	$0.288	$0.297	$0.295
Net realized and unrealized gain (loss)	0.290		(0.192)	0.479	(0.399)	(0.244)	0.092

Total income (loss) from operations	$0.420		$0.073	$0.754	$(0.111)	$0.053	$0.387

Less Distributions

From net investment income	$(0.130)		$(0.263)	$(0.284)	$(0.289)	$(0.293)	$(0.297)

Total distributions	$(0.130)		$(0.263)	$(0.284)	$(0.289)	$(0.293)	$(0.297)

Net asset value — End of period	$10.130		$9.840	$10.030	$9.560	$9.960	$10.200

Total Return(2)	4.31	%(3)	0.70%	7.94%	(1.15)%	0.52%	3.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$230		$218	$451	$854	$1,628	$3,648
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57	%(4)	1.56%	1.57%	1.60%	1.60%	1.59%
Expenses after custodian fee reduction	1.57	%(4)	1.56%	1.57%	1.59%	1.58%	1.57%
Net investment income	2.59	%(4)	2.62%	2.76%	2.94%	2.94%	2.91%
Portfolio Turnover	5	%(3)	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.430		$9.620	$9.160	$9.550	$9.770	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.253	$0.260	$0.274	$0.284	$0.284
Net realized and unrealized gain (loss)	0.279		(0.191)	0.472	(0.387)	(0.223)	0.081

Total income (loss) from operations	$0.404		$0.062	$0.732	$(0.113)	$0.061	$0.365

Less Distributions

From net investment income	$(0.124)		$(0.252)	$(0.272)	$(0.277)	$(0.281)	$(0.285)

Total distributions	$(0.124)		$(0.252)	$(0.272)	$(0.277)	$(0.281)	$(0.285)

Net asset value — End of period	$9.710		$9.430	$9.620	$9.160	$9.550	$9.770

Total Return(2)	4.33	%(3)	0.62%	8.05%	(1.22)%	0.63%	3.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,685		$13,403	$14,807	$12,611	$12,995	$14,139
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.57	%(4)	1.56%	1.57%	1.60%	1.60%	1.59%
Expenses after custodian fee reduction	1.57	%(4)	1.56%	1.57%	1.59%	1.58%	1.57%
Net investment income	2.59	%(4)	2.62%	2.71%	2.93%	2.93%	2.91%
Portfolio Turnover	5	%(3)	2%	11%	16%	14%	14%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Massachusetts Limited Fund — Class I

	Six Months Ended
	September 30, 2011		Period Ended
	(Unaudited)		March 31, 2011(1)

Net asset value — Beginning of period	$9.850		$10.210

Income (Loss) From Operations

Net investment income	$0.175		$0.235
Net realized and unrealized gain (loss)	0.290		(0.360)

Total income (loss) from operations	$0.465		$(0.125)

Less Distributions

From net investment income	$(0.175)		$(0.235)

Total distributions	$(0.175)		$(0.235)

Net asset value — End of period	$10.140		$9.850

Total Return(2)	4.78	%(3)	(1.39	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32		$31
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68	%(5)	0.67	%(5)
Net investment income	3.48	%(5)	3.26	%(5)
Portfolio Turnover	5	%(3)	2	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.980		$10.190	$9.550	$10.200	$10.600	$10.480

Income (Loss) From Operations

Net investment income(1)	$0.177		$0.358	$0.368	$0.387	$0.402	$0.395
Net realized and unrealized gain (loss)	0.229		(0.210)	0.644	(0.642)	(0.405)	0.118

Total income (loss) from operations	$0.406		$0.148	$1.012	$(0.255)	$(0.003)	$0.513

Less Distributions

From net investment income	$(0.176)		$(0.358)	$(0.372)	$(0.395)	$(0.397)	$(0.393)

Total distributions	$(0.176)		$(0.358)	$(0.372)	$(0.395)	$(0.397)	$(0.393)

Net asset value — End of period	$10.210		$9.980	$10.190	$9.550	$10.200	$10.600

Total Return(2)	4.12	%(3)	1.42%	10.72%	(2.56)%	(0.03)%	4.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,360		$61,099	$71,238	$63,159	$71,401	$72,201
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79	%(4)	0.78%	0.81%	0.80%	0.82%	0.82%
Interest and fee expense(5)	—		—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	0.79	%(4)	0.78%	0.81%	0.80%	0.83%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.79	%(4)	0.78%	0.81%	0.79%	0.81%	0.81%
Net investment income	3.48	%(4)	3.50%	3.66%	3.92%	3.85%	3.73%
Portfolio Turnover	3	%(3)	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.970		$10.180	$9.540	$10.190	$10.590	$10.470

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.281	$0.293	$0.312	$0.324	$0.317
Net realized and unrealized gain (loss)	0.229		(0.210)	0.644	(0.643)	(0.406)	0.117

Total income (loss) from operations	$0.368		$0.071	$0.937	$(0.331)	$(0.082)	$0.434

Less Distributions

From net investment income	$(0.138)		$(0.281)	$(0.297)	$(0.319)	$(0.318)	$(0.314)

Total distributions	$(0.138)		$(0.281)	$(0.297)	$(0.319)	$(0.318)	$(0.314)

Net asset value — End of period	$10.200		$9.970	$10.180	$9.540	$10.190	$10.590

Total Return(2)	3.73	%(3)	0.66%	9.92%	(3.31)%	(0.79)%	4.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,382		$1,428	$1,746	$1,976	$2,017	$4,457
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.53%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(5)	—		—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	1.54	%(4)	1.53%	1.56%	1.55%	1.58%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.54	%(4)	1.53%	1.56%	1.54%	1.56%	1.57%
Net investment income	2.73	%(4)	2.75%	2.92%	3.17%	3.10%	3.00%
Portfolio Turnover	3	%(3)	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.490		$9.690	$9.080	$9.690	$10.070	$9.960

Income (Loss) From Operations

Net investment income(1)	$0.132		$0.267	$0.278	$0.297	$0.308	$0.301
Net realized and unrealized gain (loss)	0.219		(0.200)	0.615	(0.603)	(0.385)	0.107

Total income (loss) from operations	$0.351		$0.067	$0.893	$(0.306)	$(0.077)	$0.408

Less Distributions

From net investment income	$(0.131)		$(0.267)	$(0.283)	$(0.304)	$(0.303)	$(0.298)

Total distributions	$(0.131)		$(0.267)	$(0.283)	$(0.304)	$(0.303)	$(0.298)

Net asset value — End of period	$9.710		$9.490	$9.690	$9.080	$9.690	$10.070

Total Return(2)	3.74	%(3)	0.66%	9.92%	(3.22)%	(0.78)%	4.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,242		$25,473	$28,326	$22,780	$23,844	$22,155
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54	%(4)	1.53%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(5)	—		—	—	—	0.01%	0.02%
Total expenses before custodian fee reduction	1.54	%(4)	1.53%	1.56%	1.55%	1.58%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.54	%(4)	1.53%	1.56%	1.55%	1.56%	1.57%
Net investment income	2.73	%(4)	2.75%	2.90%	3.17%	3.10%	3.00%
Portfolio Turnover	3	%(3)	8%	6%	22%	14%	22%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	New York Limited Fund — Class I

	Six Months Ended
	September 30, 2011		Period Ended
	(Unaudited)		March 31, 2011(1)

Net asset value — Beginning of period	$9.970		$10.330

Income (Loss) From Operations

Net investment income(2)	$0.183		$0.250
Net realized and unrealized gain (loss)	0.231		(0.360)

Total income (loss) from operations	$0.414		$(0.110)

Less Distributions

From net investment income	$(0.184)		$(0.250)

Total distributions	$(0.184)		$(0.250)

Net asset value — End of period	$10.200		$9.970

Total Return(3)	4.20	%(4)	(1.26	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$862		$101
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.63	%(6)	0.63	%(6)
Net investment income	3.60	%(6)	3.68	%(6)
Portfolio Turnover	3	%(4)	8	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.810		$10.060	$9.720	$10.030	$10.360	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.175		$0.371	$0.372	$0.393	$0.393	$0.396
Net realized and unrealized gain (loss)	0.243		(0.252)	0.348	(0.313)	(0.327)	0.087

Total income from operations	$0.418		$0.119	$0.720	$0.080	$0.066	$0.483

Less Distributions

From net investment income	$(0.178)		$(0.369)	$(0.380)	$(0.390)	$(0.396)	$(0.393)

Total distributions	$(0.178)		$(0.369)	$(0.380)	$(0.390)	$(0.396)	$(0.393)

Net asset value — End of period	$10.050		$9.810	$10.060	$9.720	$10.030	$10.360

Total Return(2)	4.31	%(3)	1.16%	7.49%	0.83%	0.64%	4.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,502		$40,024	$47,779	$36,461	$39,272	$33,998
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.83	%(4)	0.82%	0.84%	0.87%	0.88%	0.88%
Expenses after custodian fee reduction	0.83	%(4)	0.82%	0.84%	0.86%	0.85%	0.86%
Net investment income	3.50	%(4)	3.69%	3.71%	4.00%	3.84%	3.83%
Portfolio Turnover	2	%(3)	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.810		$10.060	$9.720	$10.030	$10.360	$10.270

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.296	$0.300	$0.319	$0.318	$0.319
Net realized and unrealized gain (loss)	0.243		(0.252)	0.346	(0.314)	(0.329)	0.087

Total income (loss) from operations	$0.380		$0.044	$0.646	$0.005	$(0.011)	$0.406

Less Distributions

From net investment income	$(0.140)		$(0.294)	$(0.306)	$(0.315)	$(0.319)	$(0.316)

Total distributions	$(0.140)		$(0.294)	$(0.306)	$(0.315)	$(0.319)	$(0.316)

Net asset value — End of period	$10.050		$9.810	$10.060	$9.720	$10.030	$10.360

Total Return(2)	3.92	%(3)	0.41%	6.70%	0.06%	(0.11)%	4.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$404		$442	$428	$550	$1,159	$3,714
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58	%(4)	1.57%	1.59%	1.62%	1.63%	1.63%
Expenses after custodian fee reduction	1.58	%(4)	1.57%	1.59%	1.61%	1.60%	1.61%
Net investment income	2.75	%(4)	2.95%	3.00%	3.25%	3.10%	3.08%
Portfolio Turnover	2	%(3)	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2011
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.300		$9.540	$9.210	$9.510	$9.820	$9.740

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.280	$0.282	$0.303	$0.301	$0.302
Net realized and unrealized gain (loss)	0.243		(0.241)	0.337	(0.304)	(0.308)	0.078

Total income (loss) from operations	$0.373		$0.039	$0.619	$(0.001)	$(0.007)	$0.380

Less Distributions

From net investment income	$(0.133)		$(0.279)	$(0.289)	$(0.299)	$(0.303)	$(0.300)

Total distributions	$(0.133)		$(0.279)	$(0.289)	$(0.299)	$(0.303)	$(0.300)

Net asset value — End of period	$9.540		$9.300	$9.540	$9.210	$9.510	$9.820

Total Return(2)	4.06	%(3)	0.38%	6.78%	(0.01)%	(0.08)%	3.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,302		$17,374	$18,014	$13,884	$13,427	$14,209
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.58	%(4)	1.57%	1.59%	1.62%	1.63%	1.63%
Expenses after custodian fee reduction	1.58	%(4)	1.57%	1.59%	1.61%	1.60%	1.61%
Net investment income	2.74	%(4)	2.95%	2.96%	3.25%	3.10%	3.08%
Portfolio Turnover	2	%(3)	9%	6%	19%	12%	11%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Financial Highlights — continued

	Pennsylvania Limited Fund — Class I

	Six Months Ended
	September 30, 2011		Period Ended
	(Unaudited)		March 31, 2011(1)

Net asset value — Beginning of period	$9.800		$10.160

Income (Loss) From Operations

Net investment income	$0.179		$0.249
Net realized and unrealized gain (loss)	0.255		(0.360)

Total income (loss) from operations	$0.434		$(0.111)

Less Distributions

From net investment income	$(0.184)		$(0.249)

Total distributions	$(0.184)		$(0.249)

Net asset value — End of period	$10.050		$9.800

Total Return(2)	4.48	%(3)	(1.27	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$932		$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68	%(5)	0.67	%(5)
Net investment income	3.57	%(5)	3.81	%(5)
Portfolio Turnover	2	%(3)	9	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to March 31, 2011.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.
(6)	For the Fund’s year ended March 31, 2011.

See Notes to Financial Statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of five funds, three of which, each non-diversified, are included in these financial statements. They include Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (Massachusetts Limited Fund), Eaton Vance New York Limited Maturity Municipal Income Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

At March 31, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Massachusetts	New York	Pennsylvania
Expiration Date	Limited Fund	Limited Fund	Limited Fund

March 31, 2012	$393,962	$483,774	$154,413
March 31, 2013	1,336,686	1,522,094	954,523
March 31, 2014	25,938	—	—
March 31, 2015	—	97,867	29,139
March 31, 2016	103,860	394,181	107,086
March 31, 2017	1,158,951	718,716	310,885
March 31, 2018	869,381	2,585,819	975,763
March 31, 2019	435,325	1,022,603	356,407

	$4,324,103	$6,825,054	$2,888,216

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after March 31, 2011.

As of September 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2011 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interim Financial Statements — The interim financial statements relating to September 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the six months ended September 30, 2011, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Investment Adviser Fee	$122,031	$189,254	$126,717
Effective Annual Rate	0.42%	0.43%	0.43%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2011 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

EVM’s Sub-Transfer Agent Fees	$629	$1,059	$956
EVD’s Class A Sales Charges	$2,265	$2,310	$2,181

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2011 for Class A shares amounted to the following:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class A Distribution and Service Fees	$33,070	$46,104	$29,771

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B Distribution Fees	$796	$5,170	$1,607
Class C Distribution Fees	$49,232	$93,601	$67,078

At September 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B	$626,000	$938,000	$419,000
Class C	$5,548,000	$7,132,000	$7,004,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2011 amounted to the following:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class B Service Fees	$159	$1,034	$322
Class C Service Fees	$9,847	$18,720	$13,415

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Class A	$3,900	$200	$—
Class B	$25	$2,000	$22
Class C	$500	$1,800	$600

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2011 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Purchases	$2,751,013	$2,580,475	$1,048,650
Sales	$5,950,277	$6,596,361	$2,334,355

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Massachusetts Limited Fund
	Six Months Ended
	September 30, 2011	Year Ended
Class A	(Unaudited)	March 31, 2011

Sales	283,440	727,236
Issued to shareholders electing to receive payments of distributions in Fund shares	53,054	112,740
Redemptions	(510,364)	(1,615,323)
Exchange from Class B shares	4,191	27,564

Net decrease	(169,679)	(747,783)

	Six Months Ended
	September 30, 2011	Year Ended
Class B	(Unaudited)	March 31, 2011

Sales	4,703	7,928
Issued to shareholders electing to receive payments of distributions in Fund shares	280	737
Redemptions	(266)	(3,913)
Exchange to Class A shares	(4,190)	(27,580)

Net increase (decrease)	527	(22,828)

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	September 30, 2011	Year Ended
Class C	(Unaudited)	March 31, 2011

Sales	30,580	216,540
Issued to shareholders electing to receive payments of distributions in Fund shares	12,279	26,720
Redemptions	(157,546)	(362,331)

Net decrease	(114,687)	(119,071)

	Six Months Ended
	September 30, 2011	Period Ended
Class I	(Unaudited)	March 31, 2011(1)

Sales	—	3,137
Issued to shareholders electing to receive payments of distributions in Fund shares	54	5

Net increase	54	3,142

New York Limited Fund
	Six Months Ended
	September 30, 2011	Year Ended
Class A	(Unaudited)	March 31, 2011

Sales	336,588	1,344,314
Issued to shareholders electing to receive payments of distributions in Fund shares	85,479	185,575
Redemptions	(540,975)	(2,426,245)
Exchange from Class B shares	6,339	26,436

Net decrease	(112,569)	(869,920)

	Six Months Ended
	September 30, 2011	Year Ended
Class B	(Unaudited)	March 31, 2011

Sales	9,176	16,607
Issued to shareholders electing to receive payments of distributions in Fund shares	1,130	2,542
Redemptions	(11,701)	(20,963)
Exchange to Class A shares	(6,345)	(26,449)

Net decrease	(7,740)	(28,263)

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	September 30, 2011	Year Ended
Class C	(Unaudited)	March 31, 2011

Sales	130,110	446,798
Issued to shareholders electing to receive payments of distributions in Fund shares	24,174	50,662
Redemptions	(341,722)	(736,891)

Net decrease	(187,438)	(239,431)

	Six Months Ended
	September 30, 2011	Period Ended
Class I	(Unaudited)	March 31, 2011(1)

Sales	73,869	10,057
Issued to shareholders electing to receive payments of distributions in Fund shares	1,076	67
Redemptions	(593)	—

Net increase	74,352	10,124

Pennsylvania Limited Fund
	Six Months Ended
	September 30, 2011	Period Ended
Class A	(Unaudited)	March 31, 2011

Sales	282,547	949,147
Issued to shareholders electing to receive payments of distributions in Fund shares	52,900	121,295
Redemptions	(490,405)	(1,742,215)
Exchange from Class B shares	3,252	3,938

Net decrease	(151,706)	(667,835)

	Six Months Ended
	September 30, 2011	Year Ended
Class B	(Unaudited)	March 31, 2011

Sales	287	14,233
Issued to shareholders electing to receive payments of distributions in Fund shares	515	1,088
Redemptions	(2,452)	(8,925)
Exchange to Class A shares	(3,251)	(3,938)

Net increase (decrease)	(4,901)	2,458

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	September 30, 2011	Year Ended
Class C	(Unaudited)	March 31, 2011

Sales	109,175	385,379
Issued to shareholders electing to receive payments of distributions in Fund shares	15,899	32,720
Redemptions	(73,298)	(438,126)

Net increase (decrease)	51,776	(20,027)

	Six Months Ended
	September 30, 2011	Period Ended
Class I	(Unaudited)	March 31, 2011(1)

Sales	104,044	98
Issued to shareholders electing to receive payments of distributions in Fund shares	1,174	—
Redemptions	(12,564)	—

Net increase	92,654	98

(1)	Class I of Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund commenced operations on August 3, 2010.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Aggregate cost	$50,701,214	$80,024,796	$55,049,200

Gross unrealized appreciation	$5,161,789	$6,597,272	$3,499,722
Gross unrealized depreciation	(115,772)	(665,144)	(331,665)

Net unrealized appreciation	$5,046,017	$5,932,128	$3,168,057

9 Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds’ did not have significant borrowings or allocated fees during the six months ended September 30, 2011.

10 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at September 30, 2011 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Massachusetts Limited	12/11	13 U.S. 10-Year Treasury Note	Short	$(1,678,289)	$(1,691,219)	$(12,930)
	12/11	9 U.S. 30-Year Treasury Bond	Short	(1,220,257)	(1,283,625)	(63,368)

New York Limited	12/11	11 U.S. 10-Year Treasury Note	Short	$(1,419,980)	$(1,431,031)	$(11,051)
	12/11	19 U.S. 30-Year Treasury Bond	Short	(2,576,098)	(2,709,875)	(133,777)

Pennsylvania Limited	12/11	30 U.S. 10-Year Treasury Note	Short	$(3,871,821)	$(3,902,813)	$(30,992)
	12/11	30 U.S. 30-Year Treasury Bond	Short	(4,067,523)	(4,278,750)	(211,227)

At September 30, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2011 were as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Liability Derivative:
Futures Contracts(1)	$(76,298)	$(144,828)	$(242,219)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2011 was as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$(794,610)	$(1,625,794)	$(750,380)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$(80,710)	$(153,148)	$(213,989)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2011, which are indicative of the volume of this derivative type, were approximately as follows:

	Massachusetts	New York	Pennsylvania
	Limited Fund	Limited Fund	Limited Fund

Average Notional Amount:
Futures Contracts	$4,457,000	$8,471,000	$4,714,000

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Massachusetts Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,747,231	$—	$55,747,231

Total Investments	$—	$55,747,231	$—	$55,747,231

Liability Description

Futures Contracts	$(76,298)	$—	$—	$(76,298)

Total	$(76,298)	$—	$—	$(76,298)

New York Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,956,924	$—	$85,956,924

Total Investments	$—	$85,956,924	$—	$85,956,924

Liability Description

Futures Contracts	$(144,828)	$—	$—	$(144,828)

Total	$(144,828)	$—	$—	$(144,828)

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Notes to Financial Statements (Unaudited) — continued

Pennsylvania Limited Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,217,257	$—	$58,217,257

Total Investments	$—	$58,217,257	$—	$58,217,257

Liability Description

Futures Contracts	$(242,219)	$—	$—	$(242,219)

Total	$(242,219)	$—	$—	$(242,219)

The Funds held no investments or other financial instruments as of March 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
•	Eaton Vance New York Limited Maturity Municipal Income Fund
•	Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities relative to other intermediate municipal bond funds. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with each Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

Officers and Trustees

Officers of Eaton Vance Limited Maturity Municipal Income Funds

Cynthia J. Clemson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Limited Maturity Municipal Income Funds

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Limited Maturity Municipal Income Funds

September 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

442-11/11	5LTFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 11, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 11, 2011

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 11, 2011